Shareholder Report, Holdings (Details)	Feb. 28, 2026
Thornburg Core Plus Bond ETF | U.S. Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.70%
Thornburg Core Plus Bond ETF | AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Thornburg Core Plus Bond ETF | AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Thornburg Core Plus Bond ETF | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Thornburg Core Plus Bond ETF | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Thornburg Core Plus Bond ETF | Below Invest. Grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Thornburg Core Plus Bond ETF | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Thornburg Core Plus Bond ETF | Cash Equivalents & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Thornburg Multi Sector Bond ETF | U.S. Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
Thornburg Multi Sector Bond ETF | AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Thornburg Multi Sector Bond ETF | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Thornburg Multi Sector Bond ETF | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Thornburg Multi Sector Bond ETF | Below Invest. Grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Thornburg Multi Sector Bond ETF | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Thornburg Multi Sector Bond ETF | Cash Equivalents & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Thornburg Multi Sector Bond ETF | AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Thornburg International Equity ETF | Small Cap (less than $2.5 B) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg International Equity ETF | Mid Cap ($2.5-12 B) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg International Equity ETF | Large Cap (greater than $12 B) [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Thornburg International Growth ETF | Small Cap (less than $2.5 B) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Thornburg International Growth ETF | Mid Cap ($2.5-12 B) [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Thornburg International Growth ETF | Large Cap (greater than $12 B) [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.50%